Other Current Assets	12 Months Ended
Dec. 31, 2024
Other Current Assets [Line Items]
Other current assets
Note
7-Other
current assets
Other current assets consist of the following as of December 31, 2024, and 2023:

	December 31, 2024	December 31, 2023
Employee Retention Tax Credit	$214,699	$334,443
NIH Grant Receivable	222,702	—
Clinical trial deposit	204,955	—
Other current assets	316,352	159,326

	$958,708	$493,769